Expense Example	Jun. 28, 2025 USD ($)
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	1,584
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,183
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	2,019
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,635
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,764
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,370
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,089
Expense Example, with Redemption, 10 Years	2,432
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	2,063
Pzena International Value Fund | Pzena International Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	1,591
Pzena International Value Fund | Pzena International Value Class Instutitional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	$ 1,190